Prudential Day One 2060 Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	22,491	$414,964
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	33,430	409,849
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	47,742	330,850
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	72,654	756,325
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	151,155	1,977,107
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	111,560	1,899,875
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	78,880	737,524
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	82,273	1,285,112
PGIM Total Return Bond Fund (Class R6)	35,561	427,802

Total Long-Term Investments (cost $7,714,896)		8,239,408

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $33,187)	33,187	33,187

TOTAL INVESTMENTS 100.3% (cost $7,748,083)(wd)		8,272,595
Liabilities in excess of other assets (0.3)%		(26,597)

Net Assets 100.0%		$8,245,998

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1
Prudential Day One Funds